Stockholders' Equity (Tables)	12 Months Ended
Sep. 26, 2020
Stockholders' Equity [Abstract]
Stock Option Activity
Information related to the equity incentive plans as of the fiscal years ended are as follows:

	2020		2019
	Number of Shares (in thousands)	Weighted Average Exercise Price	Number of Shares (in thousands)	Weighted Average Exercise Price
Options outstanding, beginning of period	10,263	$37.82	10,744	$32.40
Options granted	2,562	45.60	2,259	47.66
Options exercised	(1,223)	24.96	(2,476)	22.41
Options forfeited or cancelled	(142)	45.05	(264)	46.07
Options outstanding, end of period	11,460	$40.84	10,263	$37.82

Option price range at end of period	$3.04-54.33		$3.04-54.33
Options exercisable at end of period	5,599		4,720
Options available for grant at period end	2,678		5,099
Weighted average fair value of options granted during period	$14.26		$15.34

Valuation Assumptions Used for Options Granted
The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2020	2019	2018
Risk-free interest rate	1.7%	2.5%	2.7%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	27.2%	26.3%	26.1%
Expected option life	6.5 years	6.5 years	6.5 years

Options Outstanding
The following table summarizes information about the options outstanding as of fiscal 2020:

Range of Exercise Prices	Number Outstanding (in thousands)	Intrinsic Value of Outstanding (in millions)	Weighted Remaining Contractual Life	Weighted Exercise Price	Number Exercisable (in thousands)	Intrinsic Value of Exercisable (in millions)	Unrecognized Compensation (in millions)	Weighted Recognition Period
$3.04-54.33	11,460	$92	6.8 years	$40.84	5,599	$77	$4	2.1 years